UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2011

High Yield Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

High Yield Variable Account

The Portfolio of Investments is a complete list of all securities owned by your variable account. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS - 91.6%
Aerospace - 2.1%
BE Aerospace, Inc., 8.5%, 2018		$110,000	$117,700
Bombardier, Inc., 7.5%, 2018 (n)		185,000	195,175
Bombardier, Inc., 7.75%, 2020 (n)		60,000	63,900
CPI International, Inc., 8%, 2018		120,000	108,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		138,000	58,650
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	83,064
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$115,000	106,663

			$733,152

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 8%, 2016		$65,000	$68,724
Hanesbrands, Inc., 6.375%, 2020		60,000	58,200
Phillips-Van Heusen Corp., 7.375%, 2020		155,000	161,588

			$288,512

Asset-Backed & Securitized - 1.2%
ARCap REIT, Inc., CDO, “H”,
FRN, 6.048%, 2045 (a)(d)(z)		$45,274	$5
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		148,212	70,412
Crest Ltd., CDO, 7%, 2040 (a)		167,955	8,398
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	90,286
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.256%, 2051		110,000	58,503
Wachovia Bank Commercial Mortgage Trust, FRN, 5.935%, 2047		87,180	28,368
Wachovia Credit, CDO, FRN, 1.708%, 2026 (z)		250,000	175,000

			$430,972

Automotive - 2.6%
Accuride Corp., 9.5%, 2018		$110,000	$101,200
Allison Transmission, Inc., 7.125%, 2019 (n)		105,000	95,025
Ford Motor Co., 7.45%, 2031		55,000	62,088
Ford Motor Credit Co. LLC, 8%, 2014		100,000	106,020
Ford Motor Credit Co. LLC, 12%, 2015		304,000	364,800
General Motors Financial Co., Inc., 6.75%, 2018 (n)		80,000	78,400
Jaguar Land Rover PLC, 8.125%, 2021 (n)		150,000	132,000

			$939,533

Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017		$115,000	$120,175

Broadcasting - 5.3%
Allbritton Communications Co., 8%, 2018		$60,000	$56,400

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
AMC Networks, Inc., 7.75%, 2021 (n)	$71,000	$72,775
Clear Channel Communications, Inc., 9%, 2021	69,000	51,233
EH Holding Corp., 7.625%, 2021 (n)	70,000	67,375
Gray Television, Inc., 10.5%, 2015	30,000	27,150
Inmarsat Finance PLC, 7.375%, 2017 (n)	200,000	200,500
Intelsat Bermuda Ltd., 11.25%, 2017	160,000	138,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016	235,000	238,231
Intelsat Jackson Holdings Ltd., 11.25%, 2016	45,000	45,900
LBI Media, Inc., 8.5%, 2017 (z)	100,000	63,000
Liberty Media Corp., 8.5%, 2029	105,000	100,275
Local TV Finance LLC, 9.25%, 2015 (p)(z)	172,529	158,727
Newport Television LLC, 13%, 2017 (n)(p)	54,420	50,739
Nexstar Broadcasting Group, Inc., 8.875%, 2017	50,000	49,375
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	65,000	68,250
Sinclair Broadcast Group, Inc., 8.375%, 2018	20,000	19,700
SIRIUS XM Radio, Inc., 13%, 2014 (n)	30,000	33,600
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	120,000	129,900
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	110,000	111,100
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	62,300
Univision Communications, Inc., 7.875%, 2020 (n)	90,000	84,375
Univision Communications, Inc., 8.5%, 2021 (n)	55,000	42,900

		$1,872,605

Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$50,000	$48,500
E*TRADE Financial Corp., 12.5%, 2017	135,000	152,213

		$200,713

Building - 1.9%
Associated Materials LLC, 9.125%, 2017	$30,000	$24,300
Building Materials Holding Corp., 6.875%, 2018 (n)	85,000	82,450
Building Materials Holding Corp., 7%, 2020 (n)	55,000	54,863
Building Materials Holding Corp., 6.75%, 2021 (n)	45,000	42,750
CEMEX S.A., 9.25%, 2020	240,000	156,000
Masonite International Corp., 8.25%, 2021 (n)	65,000	58,663

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Building - continued
Nortek, Inc., 10%, 2018 (n)		$35,000	$32,375
Nortek, Inc., 8.5%, 2021 (n)		115,000	92,575
Owens Corning, 9%, 2019		85,000	100,358
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		50,000	47,125

			$691,459

Business Services - 1.3%
Ceridian Corp., 12.25%, 2015 (p)		$60,000	$48,300
iGate Corp., 9%, 2016 (n)		83,000	77,190
Interactive Data Corp., 10.25%, 2018		110,000	118,250
Iron Mountain, Inc., 8.375%, 2021		85,000	86,700
SunGard Data Systems, Inc., 10.25%, 2015		71,000	71,710
SunGard Data Systems, Inc., 7.375%, 2018		50,000	46,500

			$448,650

Cable TV - 3.6%
Bresnan Broadband Holdings
LLC, 8%, 2018 (n)		$30,000	$30,225
Cablevision Systems Corp., 8.625%, 2017		85,000	88,506
Cablevision Systems Corp., 8%, 2020		40,000	40,700
CCH II LLC, 13.5%, 2016		120,000	136,800
CCO Holdings LLC, 7.875%, 2018		130,000	132,275
CCO Holdings LLC, 8.125%, 2020		145,000	150,800
Cequel Communications Holdings, 8.625%, 2017 (n)		65,000	64,350
CSC Holdings LLC, 8.5%, 2014		70,000	75,513
Insight Communications Co., Inc., 9.375%, 2018 (n)		100,000	112,000
Mediacom LLC, 9.125%, 2019		100,000	99,500
UPCB Finance III Ltd., 6.625%, 2020 (n)		170,000	159,800
Virgin Media Finance PLC, 8.375%, 2019		120,000	127,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	64,475

			$1,282,444

Chemicals - 3.3%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$170,569
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		95,000	78,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		30,000	21,975
Huntsman International LLC, 8.625%, 2021		110,000	105,325
Lyondell Chemical Co., 11%, 2018		277,972	300,210
Momentive Performance Materials, Inc., 12.5%, 2014		153,000	156,060
Momentive Performance Materials, Inc., 11.5%, 2016		109,000	91,560
Nalco Co., 8.25%, 2017		30,000	32,700

Issuer	Shares/Par	Value ($)
BONDS - continued
Chemicals - continued
Polypore International, Inc., 7.5%, 2017	$110,000	$110,550
Solutia, Inc., 7.875%, 2020	95,000	99,988

		$1,167,312

Computer Software - 0.2%
Lawson Software, Inc., 11.5%, 2018 (n)	$95,000	$84,550

Computer Software - Systems - 1.3%
Audatex North America, Inc., 6.75%, 2018 (n)	$65,000	$64,513
CDW LLC, 8.5%, 2019 (n)	145,000	127,600
CDW LLC/CDW Finance Corp., 12.535%, 2017	30,000	28,650
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	165,000	170,775
Eagle Parent, Inc., 8.625%, 2019 (n)	65,000	58,825

		$450,363

Conglomerates - 1.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$160,000	$165,600
Dynacast International LLC, 9.25%, 2019 (z)	85,000	76,925
Griffon Corp., 7.125%, 2018	120,000	105,900
Pinafore LLC, 9%, 2018 (n)	175,000	179,375

		$527,800

Consumer Products - 1.4%
Easton-Bell Sports, Inc., 9.75%, 2016	$95,000	$99,275
Elizabeth Arden, Inc., 7.375%, 2021	90,000	90,000
Jarden Corp., 7.5%, 2020	125,000	126,406
Libbey Glass, Inc., 10%, 2015	90,000	94,275
Visant Corp., 10%, 2017	100,000	92,500

		$502,456

Consumer Services - 0.9%
Realogy Corp., 11.5%, 2017	$120,000	$79,800
Service Corp. International, 6.75%, 2015	55,000	57,200
Service Corp. International, 7%, 2017	190,000	196,650

		$333,650

Containers - 1.6%
Exopack Holding Corp., 10%, 2018 (z)	$60,000	$56,100
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	75,000	75,656
Greif, Inc., 6.75%, 2017	165,000	165,825
Packaging Dynamics Corp., 8.75%, 2016 (z)	40,000	39,200
Reynolds Group, 7.125%, 2019 (n)	200,000	186,000
Sealed Air Corp., 8.125%, 2019 (z)	20,000	20,200

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Containers - continued
Sealed Air Corp., 8.375%, 2021 (z)	$20,000	$20,200

		$563,181

Defense Electronics - 0.8%
Ducommun, Inc., 9.75%, 2018 (n)	$103,000	$103,000
ManTech International Corp., 7.25%, 2018	140,000	138,600
MOOG, Inc., 7.25%, 2018	25,000	25,625

		$267,225

Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$45,000	$32,850

Electronics - 0.8%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$115,000	$118,163
Freescale Semiconductor, Inc., 8.05%, 2020	90,000	81,450
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	99,750

		$299,363

Energy - Independent - 8.7%
ATP Oil & Gas Corp., 11.875%, 2015	$70,000	$48,738
Bill Barrett Corp., 9.875%, 2016	100,000	109,000
Bill Barrett Corp., 7.625%, 2019	25,000	24,563
Carrizo Oil & Gas, Inc., 8.625%, 2018	50,000	49,000
Chaparral Energy, Inc., 8.875%, 2017	180,000	174,600
Chesapeake Energy Corp., 6.875%, 2020	55,000	57,475
Concho Resources, Inc., 8.625%, 2017	70,000	74,200
Concho Resources, Inc., 6.5%, 2022	45,000	44,325
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	70,000	53,900
Continental Resources, Inc., 8.25%, 2019	105,000	112,350
Denbury Resources, Inc., 8.25%, 2020	140,000	147,000
Energy XXI Gulf Coast, Inc., 9.25%, 2017	170,000	165,750
EXCO Resources, Inc., 7.5%, 2018	150,000	132,000
Harvest Operations Corp., 6.875%, 2017 (n)	180,000	180,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	40,000	40,700
LINN Energy LLC, 6.5%, 2019 (n)	45,000	41,400
LINN Energy LLC, 8.625%, 2020	35,000	36,050
LINN Energy LLC, 7.75%, 2021	88,000	88,000
Newfield Exploration Co., 6.625%, 2014	125,000	125,625
Newfield Exploration Co., 6.625%, 2016	60,000	60,600
Newfield Exploration Co., 6.875%, 2020	75,000	77,250

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
OGX Petroleo e Gas
Participacoes S.A., 8.5%, 2018 (n)	$200,000	$179,000
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	215,000	135,450
Pioneer Natural Resources Co., 6.875%, 2018	40,000	42,936
Pioneer Natural Resources Co., 7.5%, 2020	95,000	106,634
Plains Exploration & Production Co., 7%, 2017	42,000	42,000
QEP Resources, Inc., 6.875%, 2021	205,000	214,225
Quicksilver Resources, Inc., 9.125%, 2019	105,000	102,900
Range Resources Corp., 8%, 2019	115,000	125,925
SandRidge Energy, Inc., 8%, 2018 (n)	225,000	211,500
W&T Offshore, Inc., 8.5%, 2019 (n)	28,000	27,160
Whiting Petroleum Corp., 6.5%, 2018	60,000	60,300

		$3,090,556

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$90,000	$81,000

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$120,000	$117,900
AMC Entertainment, Inc., 9.75%, 2020	80,000	72,400
Cinemark USA, Inc., 8.625%, 2019	95,000	97,850
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	50,000	51,500

		$339,650

Financial Institutions - 4.6%
CIT Group, Inc., 5.25%, 2014 (n)	$155,000	$149,963
CIT Group, Inc., 7%, 2017	445,000	431,650
CIT Group, Inc., 6.625%, 2018 (n)	132,000	131,340
Credit Acceptance Corp., 9.125%, 2017	70,000	68,950
GMAC, Inc., 8%, 2031	20,000	17,550
International Lease Finance Corp., 8.75%, 2017	155,000	155,775
International Lease Finance Corp., 7.125%, 2018 (n)	154,000	154,578
International Lease Finance Corp., 8.25%, 2020	30,000	29,400
Nationstar Mortgage LLC, 10.875%, 2015	185,000	185,000
SLM Corp., 8.45%, 2018	50,000	52,008
SLM Corp., 8%, 2020	195,000	192,503
Springleaf Finance Corp., 6.9%, 2017	100,000	72,000

		$1,640,717

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015		$80,000	$81,000
B&G Foods, Inc., 7.625%, 2018		85,000	87,763
Constellation Brands, Inc., 7.25%, 2016		60,000	63,000
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	153,838
Pinnacle Foods Finance LLC, 10.625%, 2017		40,000	40,100
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	29,250
TreeHouse Foods, Inc., 7.75%, 2018		95,000	98,325

			$553,276

Forest & Paper Products - 1.8%
Boise, Inc., 8%, 2020		$115,000	$116,581
Cascades, Inc., 7.75%, 2017		80,000	76,000
Georgia-Pacific Corp., 8%, 2024		95,000	111,528
Georgia-Pacific Corp., 7.25%, 2028		35,000	38,973
Graphic Packaging Holding Co., 7.875%, 2018		75,000	76,875
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		25,000	19,125
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	127,946
Tembec Industries, Inc., 11.25%, 2018		$45,000	42,975
Xerium Technologies, Inc., 8.875%, 2018 (z)		45,000	40,950

			$650,953

Gaming & Lodging - 4.3%
American Casinos, Inc., 7.5%, 2021 (n)		$70,000	$67,725
Boyd Gaming Corp., 7.125%, 2016		110,000	80,850
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	113,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		180,000	225
GWR Operating Partnership LLP, 10.875%, 2017		55,000	56,650
Harrah’s Operating Co., Inc., 11.25%, 2017		150,000	151,313
Harrah’s Operating Co., Inc., 10%, 2018		23,000	13,685
Harrah’s Operating Co., Inc., 10%, 2018		55,000	30,800
Host Hotels & Resorts, Inc., 6.75%, 2016		140,000	140,000
MGM Mirage, 10.375%, 2014		20,000	21,825
MGM Mirage, 7.5%, 2016		20,000	17,350
MGM Resorts International, 11.375%, 2018		130,000	130,000
MGM Resorts International, 9%, 2020		115,000	119,456
Penn National Gaming, Inc., 8.75%, 2019		165,000	174,900

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	$75,000	$74,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	65,000	69,713
Station Casinos, Inc., 6.5%, 2014 (a)(d)	330,000	33
Station Casinos, Inc., 6.875%, 2016 (a)(d)	380,000	38
Wyndham Worldwide Corp., 6%, 2016	38,000	39,744
Wyndham Worldwide Corp., 7.375%, 2020	110,000	121,945
Wynn Las Vegas LLC, 7.75%, 2020	105,000	110,250

		$1,533,752

Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016	$85,000	$86,700
Hillman Group, Inc., 10.875%, 2018 (z)	60,000	59,400
Mueller Water Products, Inc., 7.375%, 2017	33,000	25,740
Mueller Water Products, Inc., 8.75%, 2020	96,000	94,560

		$266,400

Insurance - 0.6%
ING Capital Funding Trust III, FRN, 3.968%, 2049	$95,000	$71,050
ING Groep N.V., 5.775% to 2015, FRN to 2049	170,000	124,525

		$195,575

Insurance - Property & Casualty - 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$135,000	$160,650
USI Holdings Corp., 9.75%, 2015 (z)	90,000	81,000
XL Group PLC, 6.5% to 2017, FRN to 2049	160,000	125,600

		$367,250

Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016	$60,000	$62,100
Case New Holland, Inc., 7.875%, 2017	205,000	218,325
Rental Service Corp., 9.5%, 2014	20,000	19,900
RSC Equipment Rental, Inc., 8.25%, 2021	65,000	56,225

		$356,550

Major Banks - 0.3%
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	$180,000	$117,000

Medical & Health Technology & Services - 5.7%
Biomet, Inc., 10%, 2017	$170,000	$175,100
Biomet, Inc., 10.375%, 2017 (p)	45,000	46,125

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	$35,000	$32,375
Davita, Inc., 6.375%, 2018	165,000	158,400
Davita, Inc., 6.625%, 2020	50,000	48,000
Examworks Group, Inc., 9%, 2019 (z)	50,000	46,750
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	138,125
HCA, Inc., 8.5%, 2019	325,000	344,500
HCA, Inc., 7.5%, 2022	90,000	83,025
HealthSouth Corp., 8.125%, 2020	160,000	150,000
Teleflex, Inc., 6.875%, 2019	25,000	24,750
Tenet Healthcare Corp., 9.25%, 2015	30,000	30,000
United Surgical Partners International, Inc., 8.875%, 2017	65,000	65,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	90,000	90,000
Universal Health Services, Inc., 7%, 2018	80,000	78,100
Universal Hospital Services, Inc., 8.5%, 2015 (p)	175,000	170,406
Universal Hospital Services, Inc., FRN, 3.777%, 2015	45,000	38,700
Vanguard Health Systems, Inc., 8%, 2018	180,000	165,150
VWR Funding, Inc., 10.25%, 2015 (p)	147,375	145,901

		$2,030,407

Metals & Mining - 2.3%
AK Steel Corp., 7.625%, 2020	$70,000	$61,338
Arch Coal, Inc., 7%, 2019 (n)	105,000	99,750
Arch Coal, Inc., 7.25%, 2020	55,000	52,800
Arch Western Finance LLC, 6.75%, 2013	57,000	56,858
Cloud Peak Energy, Inc., 8.25%, 2017	175,000	181,563
Cloud Peak Energy, Inc., 8.5%, 2019	130,000	135,200
Consol Energy, Inc., 8%, 2017	85,000	88,825
Consol Energy, Inc., 8.25%, 2020	55,000	57,888
Novelis, Inc., 8.375%, 2017	60,000	59,400
Novelis, Inc., 8.75%, 2020	30,000	29,400

		$823,022

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.75%, 2018	$90,000	$91,800
Crosstex Energy, Inc., 8.875%, 2018	150,000	153,750
El Paso Corp., 7%, 2017	100,000	112,017
El Paso Corp., 7.75%, 2032	130,000	150,574
Energy Transfer Equity LP, 7.5%, 2020	140,000	143,850
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	73,000	75,646

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	$44,000	$44,605

		$772,242

Network & Telecom - 2.4%
CenturyLink, Inc., 7.6%, 2039	$37,000	$33,282
Cincinnati Bell, Inc., 8.25%, 2017	35,000	33,950
Cincinnati Bell, Inc., 8.75%, 2018	160,000	142,000
Citizens Communications Co., 9%, 2031	75,000	63,938
Frontier Communications Corp., 8.25%, 2017	30,000	29,100
Frontier Communications Corp., 8.125%, 2018	135,000	132,300
Frontier Communications Corp., 8.5%, 2020	40,000	38,800
Qwest Communications International, Inc., 7.125%, 2018 (n)	185,000	181,300
Windstream Corp., 8.125%, 2018	20,000	20,150
Windstream Corp., 7.75%, 2020	155,000	151,125
Windstream Corp., 7.75%, 2021	45,000	43,425

		$869,370

Oil Services - 1.1%
Edgen Murray Corp., 12.25%, 2015	$75,000	$67,219
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	87,000
McJunkin Red Man Holding Corp., 9.5%, 2016	65,000	59,475
Pioneer Drilling Co., 9.875%, 2018	150,000	156,750
Unit Corp., 6.625%, 2021	20,000	19,900

		$390,344

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$85,500

Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039	$150,000	$152,250
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	100,000	97,030
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	72,500
Santander UK PLC, 8.963% to 2030, FRN to 2049	245,000	237,650

		$559,430

Pollution Control - 0.3%
WCA Waste Corp., 7.5%, 2019 (n)	$105,000	$99,750

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$14,489	$12,316
Nielsen Finance LLC, 11.5%, 2016	65,000	73,775

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - continued
Nielsen Finance LLC, 7.75%, 2018	$100,000	$102,000

		$188,091

Railroad & Shipping - 0.5%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$45,000	$44,550
Kansas City Southern Railway, 8%, 2015	115,000	122,331

		$166,881

Real Estate - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$70,000	$78,925
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	50,000	43,000
Entertainment Properties Trust, REIT, 7.75%, 2020	130,000	139,100
Kennedy Wilson, Inc., 8.75%, 2019 (n)	65,000	60,613
MPT Operating Partnership, 6.875%, 2021 (n)	65,000	61,750

		$383,388

Retailers - 2.7%
Academy Ltd., 9.25%, 2019 (z)	$30,000	$27,900
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	100,000	85,000
J. Crew Group, Inc., 8.125%, 2019	80,000	67,000
Limited Brands, Inc., 6.9%, 2017	85,000	89,038
Limited Brands, Inc., 7%, 2020	35,000	36,750
Limited Brands, Inc., 6.95%, 2033	50,000	45,500
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	116,150
QVC, Inc., 7.375%, 2020 (n)	80,000	85,200
Rite Aid Corp., 9.375%, 2015	45,000	38,700
Sally Beauty Holdings, Inc., 10.5%, 2016	115,000	118,738
Toys “R” Us Property Co. II LLC, 8.5%, 2017	75,000	73,125
Toys “R” Us, Inc., 10.75%, 2017	90,000	95,175
Yankee Aquisition Corp., 8.5%, 2015	25,000	24,000
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	50,000	42,500

		$944,776

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$80,000	$81,000
Michaels Stores, Inc., 7.75%, 2018	85,000	79,475

		$160,475

Telecommunications - Wireless - 4.8%
Clearwire Corp., 12%, 2015 (n)	$235,000	$199,163
Cricket Communications, Inc., 7.75%, 2016	95,000	95,356

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Cricket Communications, Inc., 7.75%, 2020	$75,000	$65,250
Crown Castle International Corp., 9%, 2015	75,000	79,500
Crown Castle International Corp., 7.125%, 2019	115,000	118,450
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	126,900
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	128,050
MetroPCS Wireless, Inc., 7.875%, 2018	100,000	97,000
MetroPCS Wireless, Inc., 6.625%, 2020	25,000	22,000
NII Holdings, Inc., 8.875%, 2019	65,000	67,763
NII Holdings, Inc., 7.625%, 2021	40,000	39,700
SBA Communications Corp., 8%, 2016	40,000	41,900
SBA Communications Corp., 8.25%, 2019	75,000	78,750
Sprint Capital Corp., 6.875%, 2028	85,000	63,538
Sprint Nextel Corp., 8.375%, 2017	110,000	102,300
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	225,000	191,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	170,750

		$1,687,620

Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$50,000	$51,500
Level 3 Financing, Inc., 9.375%, 2019 (n)	30,000	27,900
Syniverse Holdings, Inc., 9.125%, 2019	105,000	102,900

		$182,300

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$54,000	$47,115

Transportation - Services - 2.5%
ACL I Corp., 10.625%, 2016 (n)(p)	$100,403	$76,728
AE Escrow Corp., 9.75%, 2020 (z)	40,000	38,400
American Petroleum Tankers LLC, 10.25%, 2015	84,000	82,950
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	65,693	61,094
Commercial Barge Line Co., 12.5%, 2017	215,000	228,438
Hertz Corp., 7.5%, 2018	80,000	76,400
Hertz Corp., 7.375%, 2021	60,000	54,825
Navios Maritime Acquisition Corp., 8.625%, 2017	105,000	87,413
Navios Maritime Holdings, Inc., 8.875%, 2017	75,000	73,125
Swift Services Holdings, Inc., 10%, 2018	125,000	111,250

		$890,623

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - 5.2%
AES Corp., 8%, 2017	$165,000	$165,825
Calpine Corp., 8%, 2016 (n)	130,000	133,250
Calpine Corp., 7.875%, 2020 (n)	140,000	135,100
Covanta Holding Corp., 7.25%, 2020	115,000	114,779
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	80,000	77,600
Dynegy Holdings, Inc., 7.5%, 2015	80,000	51,200
Dynegy Holdings, Inc., 7.75%, 2019	90,000	54,450
Edison Mission Energy, 7%, 2017	145,000	86,275
EDP Finance B.V., 6%, 2018 (n)	110,000	87,174
Energy Future Holdings Corp., 10%, 2020	145,000	140,650
Energy Future Holdings Corp., 10%, 2020	310,000	302,250
GenOn Energy, Inc., 9.875%, 2020	180,000	168,300
NRG Energy, Inc., 7.375%, 2017	70,000	72,188
NRG Energy, Inc., 8.25%, 2020	210,000	198,450
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	55,000	44,000

		$1,831,491

Total Bonds		$32,542,469

FLOATING RATE LOANS (g)(r) - 0.9%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$74,628	$64,367

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 3.73%, 2014	$51,636	$49,140
Local TV Finance LLC, Term Loan B, 2.24%, 2013	9,985	9,311
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	55,005	53,905

		$112,356

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$51,677	$45,088

Gaming & Lodging - 0.2%
MGM Mirage, Term Loan, 7%, 2014	$77,179	$72,924

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan, 9.25%, 2017	$20,991	$20,617
Dynegy Holdings, Inc., Term Loan, 9.25%, 2017	13,994	13,568

		$34,185

Total Floating Rate Loans		$328,920

Issuer			Shares/Par	Value ($)
COMMON STOCKS - 0.4%
Automotive - 0.1%
Accuride Corp. (a)			2,673	$13,686
Oxford Automotive, Inc. (a)			53	0

				$13,686

Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (a)			25	$67,500

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)			3,713	$48,752
Golden Books Family Entertainment, Inc. (a)			21,250	0

				$48,752

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			113	$4,690

Total Common Stocks				$134,628

CONVERTIBLE PREFERRED STOCKS - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%, 0			$2,820	$98,926

Insurance - 0.2%
MetLife, Inc., 5%, 0			$1,500	$84,840

Total Convertible Preferred Stocks				$183,766

PREFERRED STOCKS - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (n)			56	$37,501
Ally Financial, Inc., “A”, 8.5%			7,646	133,423
GMAC Capital Trust I, 8.125%			3,600	65,700

Total Preferred Stocks				$236,624

	Strike Price	First Exercise
WARRANTS - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	26	$70,200

Issuer			Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 3.7%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			1,333,070	$1,333,070

Total Investments				$34,829,677

OTHER ASSETS, LESS LIABILITIES - 2.0%				699,417

NET ASSETS - 100.0%				$35,529,094

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

High Yield Variable Account

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,148,605 representing 22.9% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$40,000	$38,400
Academy Ltd., 9.25%, 2019	8/29/11 - 9/14/11	28,583	27,900
American Media, Inc., 13.5%, 2018	12/22/10	14,706	12,316
ARCap REIT, Inc., CDO, “H”, FRN, 6.048%, 2045	6/21/11	1,697	5
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	80,000	77,600
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	86,007	76,925
Examworks Group, Inc., 9%, 2019	7/14/11 - 7/15/11	50,774	46,750
Exopack Holding Corp., 10%, 2018	5/25/11	60,235	56,100
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,821	83,064
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11 - 9/12/11	41,767	40,700
Hillman Group, Inc., 10.875%, 2018	3/11/11	65,241	59,400
LBI Media, Inc., 8.5%, 2017	7/18/07	98,874	63,000
Local TV Finance LLC, 9.25%, 2015	8/04/09	168,959	158,727
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11 - 8/15/11	20,274	19,125
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	40,634	39,200
Sealed Air Corp., 8.125%, 2019	9/16/11	20,000	20,200
Sealed Air Corp., 8.375%, 2021	9/16/11	20,000	20,200
USI Holdings Corp., 9.75%, 2015	6/08/07 - 11/28/07	86,236	81,000
Wachovia Credit, CDO, FRN, 1.708%, 2026	5/21/08	250,000	175,000
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	45,000	40,950

Total Restricted Securities			$1,136,562
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third- party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2011 in valuing the variable account’s assets or liabilities:

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$396,575	$179,891	$48,752	$625,218
Corporate Bonds	—	27,475,399	—	27,475,399
Commercial Mortgage-Backed Securities	—	247,569	—	247,569
Asset Backed Securities (including CDOs)	—	183,403	—	183,403
Foreign Bonds	—	4,636,098	—	4,636,098
Floating Rate Loans	—	328,920	—	328,920
Mutual Funds	1,333,070	—	—	1,333,070

Total Investments	$1,729,645	$33,051,280	$48,752	$34,829,677

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22,327	$—	$22,327

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The variable account’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$14,721	$14,721
Realized gain (loss)	—	(57,242)	(57,242)
Change in unrealized appreciation (depreciation)	—	54,837	54,837
Transfers into level 3	48,752	—	48,752
Transfers out of level 3	—	(12,316)	(12,316)

Balance as of 9/30/11	$48,752	$—	$48,752

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $0.

(2) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	52,914	10/12/11	$76,038	$70,887	$5,151
SELL	EUR	UBS AG	286,784	10/12/11	410,365	384,196	26,169

							$31,320

Liability Derivatives
BUY	EUR	Barclays Bank PLC	92,136	10/12/11	$132,425	$123,432	$(8,993)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts

(3) Transactions in Underlying Affiliated Variable accounts-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

High Yield Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	459,698	9,504,677	(8,631,305)	1,333,070

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,229	$1,333,070

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.